Summary of Consideration for Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 07, 2011
Schedule of Business Acquisitions, Cost of Acquired Entity [Line Items]
Cash		$ 16,563
Stock issued	7,600	7,603
Future consideration		34,695
Total		$ 58,861